Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory

Note 24 Offsetting financial assets and financial liabilities

UBS enters into netting agreements with counterparties to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending, over-the-counter (OTC) derivatives and exchange-traded derivatives (ETD). These netting agreements and similar arrangements generally enable the counterparties to set off liabilities against available assets received in the ordinary course of business and / or in the event that the counterparty to the transaction is unable to fulfill its contractual obligations. The right of setoff is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying an amount receivable from the same counterparty against it, thus reducing credit exposure.

The table below provides a summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral received to mitigate credit exposures for these financial assets. The gross financial assets of the Group that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial liabilities with the same counterparties that have been offset on the balance sheet and other financial assets not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial liabilities and collateral received that are not offset on the balance sheet are shown to arrive at financial assets after consideration of netting potential.

The Group engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables on this and on the next page do not purport to represent the Group’s actual credit exposure.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.17, CHF billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Cash collateral on securities borrowed	3.7	0.0	3.7	(0.6)	(3.1)	0.0	8.7	8.7	12.4
Reverse repurchase agreements	140.5	(76.8)	63.7	(6.9)	(56.8)	0.0	13.5	13.5	77.2
Positive replacement values	114.3	(2.1)	112.2	(83.5)	(20.7)	8.0	6.0	14.0	118.2
Cash collateral receivables on derivative instruments[1]	21.6	(1.0)	20.6	(11.7)	(0.7)	8.1	2.9	11.0	23.4
Financial assets designated at fair value	0.4	0.0	0.4	0.0	(0.2)	0.2	58.5	58.7	58.9
Total assets	280.5	(79.9)	200.6	(102.7)	(81.6)	16.4	89.6	106.0	290.2

As of 31.12.16, CHF billion
Cash collateral on securities borrowed	4.2	0.0	4.2	(0.9)	(3.3)	0.0	10.9	10.9	15.1
Reverse repurchase agreements	128.4	(71.5)	56.9	(2.1)	(54.8)	0.0	9.3	9.3	66.2
Positive replacement values	152.3	(2.5)	149.8	(113.1)	(26.7)	10.0	8.6	18.6	158.4
Cash collateral receivables on derivative instruments[1]	37.2	(15.1)	22.1	(14.2)	(1.0)	7.0	4.5	11.5	26.7
Financial assets designated at fair value	1.7	0.0	1.7	0.0	(0.6)	1.1	63.7	64.7	65.4
Total assets	323.8	(89.1)	234.7	(130.3)	(86.3)	18.1	97.1	115.2	331.8
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

The table below provides a summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral pledged to mitigate credit exposures for these financial liabilities. The gross financial liabilities of UBS that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial assets with the same counterparties that have been offset on the balance sheet and other financial liabilities not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial assets and collateral pledged that are not offset on the balance sheet are shown to arrive at financial liabilities after consideration of netting potential.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.17, CHF billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Cash collateral on securities lent	1.7	0.0	1.7	(0.6)	(1.2)	0.0	0.1	0.1	1.8
Repurchase agreements	88.4	(76.8)	11.6	(6.9)	(4.7)	0.0	3.6	3.6	15.3
Negative replacement values	111.4	(2.1)	109.4	(83.5)	(15.0)	10.9	6.8	17.7	116.1
Cash collateral payables on derivative instruments[1]	29.5	(1.0)	28.4	(16.3)	(1.2)	11.0	1.8	12.8	30.2
Financial liabilities designated at fair value	1.9	0.0	1.9	0.0	(0.1)	1.8	52.3	54.1	54.2
Total liabilities	233.0	(79.9)	153.0	(107.3)	(22.1)	23.7	64.6	88.3	217.6

As of 31.12.16, CHF billion
Cash collateral on securities lent	2.6	0.0	2.6	(0.9)	(1.7)	0.0	0.2	0.2	2.8
Repurchase agreements	76.7	(71.5)	5.2	(2.1)	(3.1)	0.0	1.4	1.4	6.6
Negative replacement values	146.3	(2.5)	143.9	(113.1)	(16.6)	14.2	10.0	24.2	153.8
Cash collateral payables on derivative instruments[1]	48.5	(15.1)	33.4	(20.8)	(1.4)	11.2	2.1	13.3	35.5
Financial liabilities designated at fair value	2.8	0.0	2.8	0.0	(0.2)	2.6	52.2	54.8	55.0
Total liabilities	276.9	(89.1)	187.9	(137.0)	(22.9)	28.0	65.9	93.9	253.7
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding directly to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.

UBS AG
Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory

Note 24 Offsetting financial assets and financial liabilities

UBS enters into netting agreements with counterparties to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending, over-the-counter (OTC) derivatives and exchange-traded derivatives (ETD). These netting agreements and similar arrangements generally enable the counterparties to set off liabilities against available assets received in the ordinary course of business and / or in the event that the counterparty to the transaction is unable to fulfill its contractual obligations. The right of setoff is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying an amount receivable from the same counterparty against it, thus reducing credit exposure.

The table below provides a summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral received to mitigate credit exposures for these financial assets. The gross financial assets of the Group that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial liabilities with the same counterparties that have been offset on the balance sheet and other financial assets not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial liabilities and collateral received that are not offset on the balance sheet are shown to arrive at financial assets after consideration of netting potential.

The Group engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables on this and on the next page do not purport to represent the Group’s actual credit exposure.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.17, CHF billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Cash collateral on securities borrowed	3.7	0.0	3.7	(0.6)	(3.1)	0.0	8.7	8.7	12.4
Reverse repurchase agreements	140.5	(76.8)	63.7	(6.9)	(56.8)	0.0	13.5	13.5	77.2
Positive replacement values	114.3	(2.1)	112.2	(83.5)	(20.7)	8.0	6.0	14.0	118.2
Cash collateral receivables on derivative instruments[1]	21.6	(1.0)	20.6	(11.7)	(0.7)	8.1	2.9	11.0	23.4
Financial assets designated at fair value	0.4	0.0	0.4	0.0	(0.2)	0.2	58.1	58.4	58.6
Total assets	280.5	(79.9)	200.6	(102.7)	(81.6)	16.4	89.2	105.6	289.9
As of 31.12.16, CHF billion
Cash collateral on securities borrowed	4.2	0.0	4.2	(0.9)	(3.3)	0.0	10.9	10.9	15.1
Reverse repurchase agreements	128.4	(71.5)	56.9	(2.1)	(54.8)	0.0	9.3	9.3	66.2
Positive replacement values	152.3	(2.5)	149.8	(113.1)	(26.7)	10.0	8.6	18.6	158.4
Cash collateral receivables on derivative instruments[1]	37.2	(15.1)	22.1	(14.2)	(1.0)	7.0	4.5	11.5	26.7
Financial assets designated at fair value	1.7	0.0	1.7	0.0	(0.6)	1.1	63.3	64.4	65.0
Total assets	323.8	(89.1)	234.7	(130.3)	(86.3)	18.1	96.7	114.8	331.5
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

The table below provides a summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements, as well as financial collateral pledged to mitigate credit exposures for these financial liabilities. The gross financial liabilities of UBS that are subject to offsetting, enforceable netting arrangements and similar agreements are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to financial assets with the same counterparties that have been offset on the balance sheet and other financial liabilities not subject to an enforceable netting arrangement or similar agreement. Further, related amounts for financial assets and collateral pledged that are not offset on the balance sheet are shown to arrive at financial liabilities after consideration of netting potential.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.17, CHF billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Cash collateral on securities lent	1.7	0.0	1.7	(0.6)	(1.2)	0.0	0.1	0.1	1.8
Repurchase agreements	88.4	(76.8)	11.6	(6.9)	(4.7)	0.0	3.6	3.6	15.3
Negative replacement values	111.4	(2.1)	109.4	(83.5)	(15.0)	10.9	6.8	17.7	116.1
Cash collateral payables on derivative instruments[1]	29.5	(1.0)	28.4	(16.3)	(1.2)	11.0	1.8	12.8	30.2
Financial liabilities designated at fair value	1.9	0.0	1.9	0.0	(0.1)	1.8	52.3	54.1	54.2
Total liabilities	233.0	(79.9)	153.0	(107.3)	(22.1)	23.7	64.6	88.3	217.6

As of 31.12.16, CHF billion
Cash collateral on securities lent	2.6	0.0	2.6	(0.9)	(1.7)	0.0	0.2	0.2	2.8
Repurchase agreements	76.7	(71.5)	5.2	(2.1)	(3.1)	0.0	1.4	1.4	6.6
Negative replacement values	146.3	(2.5)	143.9	(113.1)	(16.6)	14.2	10.0	24.2	153.8
Cash collateral payables on derivative instruments[1]	48.5	(15.1)	33.4	(20.8)	(1.4)	11.2	2.1	13.3	35.5
Financial liabilities designated at fair value	2.8	0.0	2.8	0.0	(0.2)	2.6	52.2	54.8	55.0
Total liabilities	276.9	(89.1)	187.9	(137.0)	(22.9)	28.0	65.9	93.9	253.7
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 11.4 billion as of 31 December 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding directly to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.